Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		218,079,962
Conversion Option, Beginning balance at Dec. 31, 2022	$ 437,116,773	$ 475,950,194	$ 134,365,664	$ (151,979,960)	$ (21,219,125)
Share-based compensation	1,413,843		1,413,843
Shares issued pursuant to exercise of stock options and warrants (in shares)		0
Shares issued pursuant to exercise of stock options and warrants	33,149	$ 33,149
Issuance of shares through "at-the-market" equity program (in shares)		2,680,121
Issuance of shares through "at-the-market" equity program	4,955,648	$ 4,955,648
Issuance of shares though the December 2022 Offering (in shares)		2,952,755
Issuance of shares through the December 2022 Offering	4,175,836	$ 4,175,836
Net loss	(15,583,446)			(15,583,446)
Other comprehensive loss
Foreign currency translation adjustment	463,677				463,677
Number of shares outstanding at ending of period (in shares) at Mar. 31, 2023		223,712,838
Conversion Option, Ending balance at Mar. 31, 2023	432,575,480	$ 485,114,827	135,779,507	(167,563,406)	(20,755,448)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023		226,184,932
Conversion Option, Beginning balance at Dec. 31, 2023	358,913,991	$ 489,362,920	139,569,185	(255,746,097)	(14,272,017)
Share-based compensation	400,636		400,636
Shares issued pursuant the settlement of restricted share units and deferred share units (in shares)		32,609
Shares issued pursuant the settlement of restricted share units and deferred share units	0	$ 91,708	(91,708)
Net loss	(21,697,240)			(21,697,240)
Other comprehensive loss
Foreign currency translation adjustment	(5,856,992)				(5,856,992)
Number of shares outstanding at ending of period (in shares) at Mar. 31, 2024		226,217,541
Conversion Option, Ending balance at Mar. 31, 2024	$ 331,760,395	$ 489,454,628	$ 139,878,113	$ (277,443,337)	$ (20,129,009)